Nature of Operations and Summary of Significant Accounting Policies: Inventories (Policies)	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Inventories	Inventories Inventories are stated at lower of cost or market value, and is determined using the first-in, first-out method (FIFO). All inventories consist of medical devices and accessories.	Inventories Inventories are stated at cost. Cost is determined using the first-in, first-out method (FIFO). All inventories are finished units and accessories for the units.